Intangible Assets	12 Months Ended
Dec. 31, 2023
Angel Studios, Inc. CIK: 0001671941
Intangible assets
4.	Intangible Assets

Intangible assets consisted of the following as of December 31:

	2023	2022
Domain names	$2,188,489	$2,188,489
Less accumulated amortization	(201,299)	(128,350)
	$1,987,190	$2,060,139

Amortization expense on intangible assets for the years ended December 31, 2023, and 2022, was $72,949 and $72,950, respectively.